INCOME TAXES (Details - Deferred tax) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets
Net operating losses	$ 3,586,000	$ 2,976,000
Share-based compensation	269,000	242,000
AMT & other tax credits	0	5,000
Excess tax over book basis in inventory	0	18,000
Reserves and other allowances	388,000	893,000
Lease liability	702,000	794,000
Accrued compensation	32,000	101,000
Accrued related party interest	5,000	5,000
Charitable contributions	1,000	1,000
Interest expense limitation	82,000	46,000
Total deferred tax assets	5,065,000	5,081,000
Deferred tax liabilities
Depreciation	(11,000)	(9,000)
Prepaid expenses	(41,000)	(88,000)
Intangible assets	(64,000)	(145,000)
Operating lease right-of-use assets	(642,000)	(737,000)
Total deferred tax liabilities	(758,000)	(979,000)
Valuation allowance	(4,307,000)	(4,102,000)
Net deferred tax assets	$ 0	$ 0